Portfolio of Investments July 31, 2025
Dividend Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
3183354130 COMMON STOCKS - 99 .8% 3183354130
BANKS - 6.1%
848,185 Bank of America Corp $ 40,093,705
1,028,003 Citigroup Inc 96,323,881
723,497 Wells Fargo & Co 58,335,563
TOTAL BANKS 194,753,149
CAPITAL GOODS - 14.8%
217,533 Dover Corp 39,403,928
156,569 Eaton Corp PLC 60,235,226
363,344 Emerson Electric Co 52,870,185
172,659 ITT Inc 29,345,124
521,171 Johnson Controls International plc 54,722,955
541,753 nVent Electric PLC 42,484,270
72,944 Parker-Hannifin Corp 53,387,714
263,487 Regal Rexnord Corp 40,281,892
27,324 United Rentals Inc 24,125,452
188,779 Vertiv Holdings Co, Class A 27,486,222
240,393 Westinghouse Air Brake Technologies Corp 46,167,476
TOTAL CAPITAL GOODS 470,510,444
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
187,353 Waste Management Inc 42,933,813
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 42,933,813
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
360,972 (a) Amazon.com Inc 84,507,155
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 84,507,155
CONSUMER DURABLES & APPAREL - 1.5%
411,878 Toll Brothers Inc 48,749,880
TOTAL CONSUMER DURABLES & APPAREL 48,749,880
CONSUMER SERVICES - 2.9%
212,941 Expedia Group Inc 38,376,227
286,991 Travel + Leisure Co 17,004,217
344,868 Wynn Resorts Ltd 37,600,958
TOTAL CONSUMER SERVICES 92,981,402
ENERGY - 4.5%
430,157 ConocoPhillips 41,011,168
121,120 EOG Resources Inc 14,536,823
2,625,245 Permian Resources Corp 37,173,469
713,146 Shell PLC, ADR, ADR 51,496,273
TOTAL ENERGY 144,217,733
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.8%
400,042 Crown Castle Inc 42,040,414
177,698 EastGroup Properties Inc 29,007,421
176,696 Extra Space Storage Inc 23,740,875
495,535 Prologis Inc 52,913,227
259,225 Simon Property Group Inc 42,458,463
580,204 Ventas Inc 38,978,105
1,599,442 VICI Properties Inc 52,141,809
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 281,280,314
FINANCIAL SERVICES - 9.0%
284,065 Capital One Financial Corp 61,073,975
580,845 Fidelity National Information Services Inc 46,124,902
364,076 KKR & Co Inc 53,366,260
74,069 Mastercard Inc, Class A 41,957,867
458,027 OneMain Holdings Inc 26,469,380
824,796 Synchrony Financial 57,463,537
TOTAL FINANCIAL SERVICES 286,455,921

Portfolio of Investments July 31, 2025
(continued)
Dividend Value

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO - 3.9%
1,241,234 Keurig Dr Pepper Inc $ 40,526,290
506,349 Philip Morris International Inc 83,066,553
TOTAL FOOD, BEVERAGE & TOBACCO 123,592,843
HEALTH CARE EQUIPMENT & SERVICES - 8.7%
476,126 Abbott Laboratories 60,082,340
171,947 (a) Boston Scientific Corp 18,040,679
201,497 Cigna Group/The 53,876,268
681,178 CVS Health Corp 42,301,154
73,400 Elevance Health Inc 20,778,072
182,244 (a) Tenet Healthcare Corp 29,392,312
168,125 UnitedHealth Group Inc 41,957,275
103,122 Zimmer Biomet Holdings Inc 9,451,131
TOTAL HEALTH CARE EQUIPMENT & SERVICES 275,879,231
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
701,313 Kenvue Inc 15,036,151
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 15,036,151
INSURANCE - 5.0%
150,374 Allstate Corp/The 30,563,516
105,616 Aon PLC, Class A 37,568,667
866,375 Fidelity National Financial Inc 48,889,541
133,410 Willis Towers Watson PLC 42,132,212
TOTAL INSURANCE 159,153,936
MATERIALS - 1.8%
578,205 DuPont de Nemours Inc 41,572,940
325,422 Smurfit WestRock PLC 14,442,228
TOTAL MATERIALS 56,015,168
MEDIA & ENTERTAINMENT - 5.2%
559,014 Alphabet Inc, Class C 107,811,440
76,263 Meta Platforms Inc 58,984,855
TOTAL MEDIA & ENTERTAINMENT 166,796,295
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
301,824 Danaher Corp 59,507,620
1,691,182 (a) Elanco Animal Health Inc 23,135,370
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 82,642,990
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
109,458 Applied Materials Inc 19,709,007
187,267 Broadcom Inc 55,000,318
407,540 Lam Research Corp 38,651,094
142,599 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR, ADR 34,454,770
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 147,815,189
SOFTWARE & SERVICES - 4.9%
1,710,228 Gen Digital Inc 50,434,624
137,412 Microsoft Corp 73,309,302
61,639 Roper Technologies Inc 33,926,105
TOTAL SOFTWARE & SERVICES 157,670,031
TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
338,666 TD SYNNEX Corp 48,899,984
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 48,899,984
TELECOMMUNICATION SERVICES - 2.2%
2,599,187 AT&T Inc 71,243,716
TOTAL TELECOMMUNICATION SERVICES 71,243,716
UTILITIES - 7.3%
745,302 Alliant Energy Corp 48,452,083
262,395 CMS Energy Corp 19,364,751
305,910 Duke Energy Corp 37,210,893
561,316 FirstEnergy Corp 23,973,806
906,071 NextEra Energy Inc 64,385,405

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
411,006 Southern Co/The $ 38,831,847
TOTAL UTILITIES 232,218,785
TOTAL COMMON STOCKS
(Cost $2,612,612,342) 3,183,354,130
TOTAL LONG-TERM INVESTMENTS
(Cost $2,612,612,342) 3,183,354,130
OTHER ASSETS & LIABILITIES, NET -  0.2% 6,180,934
NET ASSETS - 100% $ 3,189,535,064
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,183,354,130 $ – $ – $ 3,183,354,130
Total $ 3,183,354,130 $ – $ – $ 3,183,354,130

Portfolio of Investments July 31, 2025
Large Cap Select
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.2%
46529555 COMMON STOCKS - 100 .2% 46529555
BANKS - 1.4%
6,899 Citigroup Inc $ 646,436
TOTAL BANKS 646,436
CAPITAL GOODS - 12.6%
2,459 Dover Corp 445,423
1,762 Eaton Corp PLC 677,877
3,197 Emerson Electric Co 465,195
7,264 Johnson Controls International plc 762,720
5,389 nVent Electric PLC 422,605
819 Parker-Hannifin Corp 599,426
3,795 Regal Rexnord Corp 580,180
753 Trane Technologies PLC 329,874
369 United Rentals Inc 325,805
4,743 Vertiv Holdings Co, Class A 690,581
2,952 Westinghouse Air Brake Technologies Corp 566,932
TOTAL CAPITAL GOODS 5,866,618
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
3,046 Waste Management Inc 698,021
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 698,021
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.2%
10,318 (a) Amazon.com Inc 2,415,547
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,415,547
CONSUMER DURABLES & APPAREL - 1.5%
6,007 Toll Brothers Inc 710,989
TOTAL CONSUMER DURABLES & APPAREL 710,989
CONSUMER SERVICES - 2.8%
2,491 Expedia Group Inc 448,928
5,552 Las Vegas Sands Corp 290,925
4,979 Wynn Resorts Ltd 542,860
TOTAL CONSUMER SERVICES 1,282,713
ENERGY - 1.9%
31,424 Permian Resources Corp 444,964
5,729 Shell PLC, ADR, ADR 413,691
TOTAL ENERGY 858,655
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
5,727 Prologis Inc 611,529
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 611,529
FINANCIAL SERVICES - 9.4%
3,637 Capital One Financial Corp 781,955
6,511 Fidelity National Information Services Inc 517,038
2,684 (a) Fiserv Inc 372,915
1,754 Intercontinental Exchange Inc 324,192
5,010 KKR & Co Inc 734,366
1,753 Mastercard Inc, Class A 993,022
9,367 Synchrony Financial 652,599
TOTAL FINANCIAL SERVICES 4,376,087
FOOD, BEVERAGE & TOBACCO - 2.8%
16,008 Keurig Dr Pepper Inc 522,661
4,814 Philip Morris International Inc 789,737
TOTAL FOOD, BEVERAGE & TOBACCO 1,312,398
HEALTH CARE EQUIPMENT & SERVICES - 7.9%
4,922 Abbott Laboratories 621,107
4,693 (a) Boston Scientific Corp 492,390
2,704 Cigna Group/The 722,996
8,888 CVS Health Corp 551,945
861 Elevance Health Inc 243,732
3,476 (a) Tenet Healthcare Corp 560,609
1,559 UnitedHealth Group Inc 389,064

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,059 Zimmer Biomet Holdings Inc $ 97,057
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,678,900
INSURANCE - 3.3%
1,434 Aon PLC, Class A 510,088
9,385 Fidelity National Financial Inc 529,596
2,372 Marsh & McLennan Cos Inc 472,502
TOTAL INSURANCE 1,512,186
MATERIALS - 1.0%
6,357 DuPont de Nemours Inc 457,068
TOTAL MATERIALS 457,068
MEDIA & ENTERTAINMENT - 8.6%
10,907 Alphabet Inc, Class C 2,103,524
1,887 Meta Platforms Inc 1,459,481
358 (a) Netflix Inc 415,065
TOTAL MEDIA & ENTERTAINMENT 3,978,070
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%
3,596 Danaher Corp 708,987
33,442 (a) Elanco Animal Health Inc 457,487
1,556 (a) United Therapeutics Corp 427,433
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,593,907
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.4%
7,292 Broadcom Inc 2,141,660
5,958 Lam Research Corp 565,057
22,114 NVIDIA Corp 3,933,417
2,067 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR, ADR 499,429
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,139,563
SOFTWARE & SERVICES - 12.6%
17,079 Gen Digital Inc 503,660
8,380 Microsoft Corp 4,470,730
857 Roper Technologies Inc 471,693
426 (a) ServiceNow Inc 401,769
TOTAL SOFTWARE & SERVICES 5,847,852
TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
7,349 Apple Inc 1,525,432
4,162 TD SYNNEX Corp 600,951
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,126,383
TELECOMMUNICATION SERVICES - 1.1%
19,181 AT&T Inc 525,751
TOTAL TELECOMMUNICATION SERVICES 525,751
UTILITIES - 1.9%
6,671 Alliant Energy Corp 433,682
6,434 NextEra Energy Inc 457,200
TOTAL UTILITIES 890,882
TOTAL COMMON STOCKS
(Cost $31,003,598) 46,529,555
TOTAL LONG-TERM INVESTMENTS
(Cost $31,003,598) 46,529,555
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (79,671)
NET ASSETS - 100% $ 46,449,884
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments July 31, 2025
(continued)
Large Cap Select

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 46,529,555 $ – $ – $ 46,529,555
Total $ 46,529,555 $ – $ – $ 46,529,555

Portfolio of Investments July 31, 2025
Mid Cap Value Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
375740932 COMMON STOCKS - 99 .9% 375740932
BANKS - 4.9%
63,492 East West Bancorp Inc $ 6,365,073
195,663 Fifth Third Bancorp 8,133,711
21,378 M&T Bank Corp 4,034,028
TOTAL BANKS 18,532,812
CAPITAL GOODS - 19.0%
16,670 Carlisle Cos Inc 5,913,016
106,580 Carrier Global Corp 7,313,520
44,820 Crane Co 8,774,411
31,079 Dover Corp 5,629,650
17,232 Hubbell Inc 7,538,655
25,467 ITT Inc 4,328,371
37,021 L3Harris Technologies Inc 10,174,111
101,782 nVent Electric PLC 7,981,745
44,640 Owens Corning 6,224,155
36,171 WESCO International Inc 7,485,950
TOTAL CAPITAL GOODS 71,363,584
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.2%
23,909 (a) AutoNation Inc 4,605,830
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,605,830
CONSUMER DURABLES & APPAREL - 5.3%
61,681 Brunswick Corp/DE 3,595,385
39,590 DR Horton Inc 5,655,036
23,021 Ralph Lauren Corp 6,877,524
44,580 (b) Whirlpool Corp 3,701,923
TOTAL CONSUMER DURABLES & APPAREL 19,829,868
CONSUMER SERVICES - 3.0%
21,249 Darden Restaurants Inc 4,285,286
119,281 Travel + Leisure Co 7,067,399
TOTAL CONSUMER SERVICES 11,352,685
ENERGY - 5.7%
96,821 Baker Hughes Co 4,361,786
36,973 Diamondback Energy Inc 5,496,406
345,598 Permian Resources Corp 4,893,668
112,005 Williams Cos Inc/The 6,714,700
TOTAL ENERGY 21,466,560
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.1%
28,628 AvalonBay Communities Inc 5,332,824
47,199 Digital Realty Trust Inc 8,327,791
64,399 Regency Centers Corp 4,598,089
143,758 STAG Industrial Inc 4,935,212
95,489 Ventas Inc 6,414,951
188,122 Weyerhaeuser Co 4,712,456
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 34,321,323
FINANCIAL SERVICES - 6.1%
114,316 Jefferies Financial Group Inc 6,591,461
133,488 OneMain Holdings Inc 7,714,271
52,032 Raymond James Financial Inc 8,696,108
TOTAL FINANCIAL SERVICES 23,001,840
FOOD, BEVERAGE & TOBACCO - 2.2%
185,612 Primo Brands Corp 5,124,747
102,881 The Campbell's Company 3,283,962
TOTAL FOOD, BEVERAGE & TOBACCO 8,408,709
HEALTH CARE EQUIPMENT & SERVICES - 1.8%
12,911 Humana Inc 3,226,072
123,713 (a) Option Care Health Inc 3,630,976
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,857,048

Portfolio of Investments July 31, 2025
(continued)
Mid Cap Value Opportunities

SHARES DESCRIPTION VALUE
INSURANCE - 5.0%
29,151 Allstate Corp/The $ 5,924,941
88,378 Arch Capital Group Ltd 7,605,811
71,377 Unum Group 5,125,582
TOTAL INSURANCE 18,656,334
MATERIALS - 6.1%
91,376 DuPont de Nemours Inc 6,569,935
31,021 Nucor Corp 4,438,175
22,802 Reliance Inc 6,615,544
65,748 Westlake Corp 5,213,816
TOTAL MATERIALS 22,837,470
MEDIA & ENTERTAINMENT - 1.8%
30,705 (a) Take-Two Interactive Software Inc 6,838,925
TOTAL MEDIA & ENTERTAINMENT 6,838,925
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
66,941 (a) BioMarin Pharmaceutical Inc 3,872,537
492,180 (a) Elanco Animal Health Inc 6,733,022
153,700 (a) Exelixis Inc 5,567,014
43,526 (a) Jazz Pharmaceuticals PLC 4,989,385
17,805 (a) United Therapeutics Corp 4,891,034
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 26,052,992
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
50,593 Marvell Technology Inc 4,066,160
55,643 Microchip Technology Inc 3,760,910
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,827,070
SOFTWARE & SERVICES - 4.0%
29,345 (a) Check Point Software Technologies Ltd 5,464,039
186,624 Gen Digital Inc 5,503,542
14,615 VeriSign Inc 3,929,535
TOTAL SOFTWARE & SERVICES 14,897,116
TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
77,056 (a) Ciena Corp 7,153,879
82,945 Crane NXT Co 4,921,956
275,673 Hewlett Packard Enterprise Co 5,703,675
60,526 TD SYNNEX Corp 8,739,349
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 26,518,859
UTILITIES - 8.6%
127,374 Alliant Energy Corp 8,280,584
71,948 American Electric Power Co Inc 8,140,197
70,209 CMS Energy Corp 5,181,424
61,280 Eversource Energy 4,050,608
157,319 FirstEnergy Corp 6,719,094
TOTAL UTILITIES 32,371,907
TOTAL COMMON STOCKS
(Cost $271,688,420) 375,740,932
TOTAL LONG-TERM INVESTMENTS
(Cost $271,688,420) 375,740,932
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
1,574,505 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .320% (d) 1,574,505
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,574,505) 1,574,505
TOTAL INVESTMENTS - 100 .3%
(Cost $ 273,262,925 ) 377,315,437
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (1,147,239)
NET ASSETS - 100% $ 376,168,198

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,528,766.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
Mid Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 375,740,932 $ – $ – $ 375,740,932
Investments Purchased with Collateral from Securities
Lending 1,574,505 – – 1,574,505
Total $ 377,315,437 $ – $ – $ 377,315,437

Portfolio of Investments July 31, 2025
Small Cap Growth Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.4%
232146908 COMMON STOCKS - 98 .4% 232146908
AUTOMOBILES & COMPONENTS - 2.4%
17,190 (a) Modine Manufacturing Co $ 2,313,087
34,847 Patrick Industries Inc 3,388,522
TOTAL AUTOMOBILES & COMPONENTS 5,701,609
BANKS - 2.7%
48,076 Ameris Bancorp 3,285,995
33,158 Preferred Bank/Los Angeles CA 3,011,409
TOTAL BANKS 6,297,404
CAPITAL GOODS - 16.6%
30,788 AAON Inc 2,570,798
15,728 (a) AeroVironment Inc 4,209,442
13,899 Applied Industrial Technologies Inc 3,773,579
22,801 (a) Chart Industries Inc 4,533,523
17,449 ESCO Technologies Inc 3,379,871
36,584 Federal Signal Corp 4,630,437
74,551 (a) Kratos Defense & Security Solutions Inc 4,376,144
27,414 (a) SPX Technologies Inc 5,000,039
40,852 (a) Trex Co Inc 2,624,332
89,445 Zurn Elkay Water Solutions Corp 3,957,941
TOTAL CAPITAL GOODS 39,056,106
COMMERCIAL & PROFESSIONAL SERVICES - 5.9%
148,613 (a) ACV Auctions Inc, Class A 2,111,791
30,948 (a) Casella Waste Systems Inc, Class A 3,364,976
42,313 (a) CBIZ Inc 2,586,171
79,917 (a) ExlService Holdings Inc 3,470,795
18,318 (a) Huron Consulting Group Inc 2,419,441
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,953,174
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.1%
20,998 (a) Boot Barn Holdings Inc 3,609,556
27,776 (a) Ollie's Bargain Outlet Holdings Inc 3,795,035
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,404,591
CONSUMER DURABLES & APPAREL - 1.6%
75,780 Steven Madden Ltd 1,819,099
65,938 (a) Tri Pointe Homes Inc 2,030,890
TOTAL CONSUMER DURABLES & APPAREL 3,849,989
CONSUMER SERVICES - 4.8%
23,860 (a) Planet Fitness Inc 2,605,273
79,091 Red Rock Resorts Inc, Class A 4,852,233
10,375 Wingstop Inc 3,914,903
TOTAL CONSUMER SERVICES 11,372,409
ENERGY - 2.4%
55,903 Matador Resources Co 2,788,442
100,072 Northern Oil & Gas Inc 2,818,027
TOTAL ENERGY 5,606,469
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
73,441 CareTrust REIT Inc 2,335,424
12,980 EastGroup Properties Inc 2,118,855
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,454,279
FINANCIAL SERVICES - 5.0%
35,434 FirstCash Holdings Inc 4,722,998
49,552 Moelis & Co, Class A 3,475,577
11,276 Piper Sandler Cos 3,555,548
TOTAL FINANCIAL SERVICES 11,754,123
FOOD, BEVERAGE & TOBACCO - 1.2%
77,285 (a) Vital Farms Inc 2,875,002
TOTAL FOOD, BEVERAGE & TOBACCO 2,875,002

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 13.0%
34,259 (a) Addus HomeCare Corp $ 3,658,176
221,131 (a) Alphatec Holdings Inc 2,339,566
26,936 Ensign Group Inc/The 4,040,400
35,113 (a),(b) Establishment Labs Holdings Inc 1,473,166
45,157 (a) HealthEquity Inc 4,380,229
32,276 (a) Lantheus Holdings Inc 2,297,728
122,898 (a) Privia Health Group Inc 2,398,969
35,059 (a) PROCEPT BioRobotics Corp 1,700,712
56,020 (a) RadNet Inc 3,065,975
156,529 (a) SI-BONE Inc 2,665,689
70,453 (a) Waystar Holding Corp 2,605,352
TOTAL HEALTH CARE EQUIPMENT & SERVICES 30,625,962
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
32,797 (a) BellRing Brands Inc 1,790,060
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,790,060
INSURANCE - 1.8%
15,879 (a) Palomar Holdings Inc 2,103,809
44,309 (a) Skyward Specialty Insurance Group Inc 2,241,149
TOTAL INSURANCE 4,344,958
MATERIALS - 2.7%
55,474 Commercial Metals Co 2,876,882
43,194 (a) Knife River Corp 3,562,641
TOTAL MATERIALS 6,439,523
MEDIA & ENTERTAINMENT - 1.5%
156,381 (a) Magnite Inc 3,598,327
591,081 (a),(c) Videopropulsion Inc 5,911
TOTAL MEDIA & ENTERTAINMENT 3,604,238
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
96,689 (a) ADMA Biologics Inc 1,808,084
53,786 (a) Alkermes PLC 1,424,791
38,647 (a) ANI Pharmaceuticals Inc 2,448,287
26,939 (a) Axsome Therapeutics Inc 2,731,076
37,423 (a) Bridgebio Pharma Inc 1,768,985
43,140 (a) Crinetics Pharmaceuticals Inc 1,233,373
9,701 (a) Krystal Biotech Inc 1,492,693
20,434 (a) Mirum Pharmaceuticals Inc 1,056,029
19,727 (a) MoonLake Immunotherapeutics 995,030
32,191 (a) Scholar Rock Holding Corp 1,192,677
17,664 (a) Soleno Therapeutics Inc 1,527,406
19,153 (a) Ultragenyx Pharmaceutical Inc 523,260
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 18,201,691
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.8%
51,000 (a) Ambiq Micro Inc 2,236,350
57,156 (a) Credo Technology Group Holding Ltd 6,375,752
22,661 (a) Impinj Inc 3,502,937
137,761 (a) Rigetti Computing Inc 1,997,535
81,431 (a) Semtech Corp 4,161,124
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 18,273,698
SOFTWARE & SERVICES - 10.9%
28,929 (a) Agilysys Inc 3,300,220
105,010 (a) Cellebrite DI Ltd 1,468,040
14,760 (a) Commvault Systems Inc 2,803,662
128,414 (a) Grid Dynamics Holdings Inc 1,218,649
52,553 (a) JFrog Ltd 2,281,326
100,147 (a) nCino OpCo Inc 2,796,605
35,438 (a) Q2 Holdings Inc 2,877,566
117,169 (a) SentinelOne Inc, Class A 2,148,879
72,317 (a) Varonis Systems Inc 4,037,458
44,014 (a) Workiva Inc 2,809,414
TOTAL SOFTWARE & SERVICES 25,741,819

Portfolio of Investments July 31, 2025
(continued)
Small Cap Growth Opportunities

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
17,668 Badger Meter Inc $ 3,335,012
40,215 (a),(b) IonQ Inc 1,603,372
25,030 (a) Itron Inc 3,117,236
24,929 (a) Lumentum Holdings Inc 2,744,184
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 10,799,804
TOTAL COMMON STOCKS
(Cost $181,237,335) 232,146,908
TOTAL LONG-TERM INVESTMENTS
(Cost $181,237,335) 232,146,908
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
3,126,443 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .320% (e) 3,126,443
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,126,443) 3,126,443
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.8%
4139236 REPURCHASE AGREEMENTS - 1 .8% 4139236
$ 139,236 (f) Fixed Income Clearing Corporation 1 .360 08/01/25 139,236
4,000,000 (g) Fixed Income Clearing Corporation 4 .330 08/01/25 4,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,139,236) 4,139,236
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,139,236) 4,139,236
TOTAL INVESTMENTS - 101 .5%
(Cost $ 188,503,014 ) 239,412,587
OTHER ASSETS & LIABILITIES, NET -  (1.5)% (3,446,597)
NET ASSETS - 100% $ 235,965,990
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,045,702.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 1.360% dated 7/31/25 to be repurchased at $139,241 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 5/15/55, valued at $142,119.
(g) Agreement with Fixed Income Clearing Corporation, 4.330% dated 7/31/25 to be repurchased at $4,000,481 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/15/41, valued at $4,080,102.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 232,140,997 $ – $ 5,911 $ 232,146,908
Investments Purchased with Collateral from Securities
Lending 3,126,443 – – 3,126,443
Short-Term Investments:
Repurchase Agreements – 4,139,236 – 4,139,236
Total $ 235,267,440 $ 4,139,236 $ 5,911 $ 239,412,587

Portfolio of Investments July 31, 2025
Small Cap Select
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
159747033 COMMON STOCKS - 98 .8% 159747033
AUTOMOBILES & COMPONENTS - 1.6%
27,232 Patrick Industries Inc $ 2,648,040
TOTAL AUTOMOBILES & COMPONENTS 2,648,040
BANKS - 11.1%
28,646 Ameris Bancorp 1,957,954
44,101 Banner Corp 2,737,570
45,932 First Merchants Corp 1,750,928
78,025 Home BancShares Inc/AR 2,197,184
91,837 Old National Bancorp/IN 1,938,679
23,692 Preferred Bank/Los Angeles CA 2,151,707
19,421 UMB Financial Corp 2,136,116
48,681 Veritex Holdings Inc 1,544,161
11,462 Wintrust Financial Corp 1,466,907
TOTAL BANKS 17,881,206
CAPITAL GOODS - 16.0%
9,307 (a) AeroVironment Inc 2,490,925
10,069 Applied Industrial Technologies Inc 2,733,734
23,836 Arcosa Inc 2,047,036
64,725 Atmus Filtration Technologies Inc 2,518,450
13,064 Enpro Inc 2,774,924
13,371 ESCO Technologies Inc 2,589,963
48,727 (a) Kratos Defense & Security Solutions Inc 2,860,275
17,349 (a) SPX Technologies Inc 3,164,284
27,905 (a) Trex Co Inc 1,792,617
11,017 Watts Water Technologies Inc, Class A 2,889,979
TOTAL CAPITAL GOODS 25,862,187
COMMERCIAL & PROFESSIONAL SERVICES - 4.4%
18,842 (a) Casella Waste Systems Inc, Class A 2,048,691
24,596 Maximus Inc 1,816,661
43,688 (a) WNS Holdings Ltd 3,267,425
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,132,777
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.1%
17,573 (a) Boot Barn Holdings Inc 3,020,799
24,664 Signet Jewelers Ltd 1,950,922
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,971,721
CONSUMER DURABLES & APPAREL - 2.2%
70,196 Steven Madden Ltd 1,685,055
61,284 (a) Tri Pointe Homes Inc 1,887,547
TOTAL CONSUMER DURABLES & APPAREL 3,572,602
CONSUMER SERVICES - 2.7%
24,655 Boyd Gaming Corp 2,093,210
6,210 Wingstop Inc 2,343,281
TOTAL CONSUMER SERVICES 4,436,491
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
58,721 (a) Guardian Pharmacy Services Inc, Class A 1,227,269
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,227,269
ENERGY - 3.3%
53,861 Matador Resources Co 2,686,587
92,528 Northern Oil & Gas Inc 2,605,588
TOTAL ENERGY 5,292,175
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
62,194 CareTrust REIT Inc 1,977,769
12,869 EastGroup Properties Inc 2,100,736
61,646 STAG Industrial Inc 2,116,307
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,194,812

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - 6.4%
204,703 BGC Group Inc, Class A $ 1,897,597
26,506 FirstCash Holdings Inc 3,532,985
143,469 Ladder Capital Corp 1,566,681
10,888 Piper Sandler Cos 3,433,204
TOTAL FINANCIAL SERVICES 10,430,467
FOOD, BEVERAGE & TOBACCO - 1.9%
66,883 Primo Brands Corp 1,846,640
31,813 (a) Vital Farms Inc 1,183,443
TOTAL FOOD, BEVERAGE & TOBACCO 3,030,083
HEALTH CARE EQUIPMENT & SERVICES - 9.1%
148,170 (a) Alphatec Holdings Inc 1,567,639
59,404 (a) Castle Biosciences Inc 899,971
26,770 (a),(b) Establishment Labs Holdings Inc 1,123,135
26,006 (a) HealthEquity Inc 2,522,582
27,725 (a) Merit Medical Systems Inc 2,352,743
61,565 (a) Phreesia Inc 1,659,792
20,603 (a) PROCEPT BioRobotics Corp 999,452
31,832 (a) RadNet Inc 1,742,165
104,562 (a) SI-BONE Inc 1,780,691
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,648,170
INSURANCE - 0.9%
5,237 Primerica Inc 1,391,104
TOTAL INSURANCE 1,391,104
MATERIALS - 3.6%
45,699 Avient Corp 1,442,717
42,350 Commercial Metals Co 2,196,271
26,393 (a) Knife River Corp 2,176,895
TOTAL MATERIALS 5,815,883
MEDIA & ENTERTAINMENT - 2.2%
101,771 (a) Magnite Inc 2,341,751
40,677 (a) Ziff Davis Inc 1,265,868
TOTAL MEDIA & ENTERTAINMENT 3,607,619
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
55,941 (a) ADMA Biologics Inc 1,046,097
26,370 (a) Alkermes PLC 698,541
27,373 (a) ANI Pharmaceuticals Inc 1,734,079
15,869 (a) Axsome Therapeutics Inc 1,608,799
21,723 (a) Crinetics Pharmaceuticals Inc 621,061
6,616 (a) Krystal Biotech Inc 1,018,004
10,186 (a) MoonLake Immunotherapeutics 513,782
17,703 (a) Scholar Rock Holding Corp 655,896
10,194 (a) Soleno Therapeutics Inc 881,475
11,541 (a) Ultragenyx Pharmaceutical Inc 315,300
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,093,034
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
35,442 (a) Ambiq Micro Inc 1,554,132
16,613 (a) Impinj Inc 2,568,038
81,683 (a) Rigetti Computing Inc 1,184,403
63,884 (a) Semtech Corp 3,264,472
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,571,045
SOFTWARE & SERVICES - 6.3%
71,963 (a) Cellebrite DI Ltd 1,006,043
11,248 (a) Commvault Systems Inc 2,136,558
102,404 (a) Grid Dynamics Holdings Inc 971,814
26,847 (a) Q2 Holdings Inc 2,179,976
94,633 (a) SentinelOne Inc, Class A 1,735,569
33,454 (a) Workiva Inc 2,135,369
TOTAL SOFTWARE & SERVICES 10,165,329

Portfolio of Investments July 31, 2025
(continued)
Small Cap Select

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
17,354 (a) Itron Inc $ 2,161,267
16,380 (a) Lumentum Holdings Inc 1,803,110
30,729 (a) PAR Technology Corp 1,867,709
12,121 (a) Plexus Corp 1,545,428
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,377,514
TRANSPORTATION - 1.2%
27,038 ArcBest Corp 1,977,289
TOTAL TRANSPORTATION 1,977,289
UTILITIES - 2.7%
35,541 Black Hills Corp 2,053,559
31,780 Spire Inc 2,366,657
TOTAL UTILITIES 4,420,216
TOTAL COMMON STOCKS
(Cost $130,257,922) 159,747,033
TOTAL LONG-TERM INVESTMENTS
(Cost $130,257,922) 159,747,033
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
399,599 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .320% (d) 399,599
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $399,599) 399,599
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%
2,075,000 REPURCHASE AGREEMENTS - 1 .3% 2,075,000
$ 2,075,000 (e) Fixed Income Clearing Corporation 4 .330 08/01/25 2,075,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,075,000) 2,075,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,075,000) 2,075,000
TOTAL INVESTMENTS - 100 .3%
(Cost $ 132,732,521 ) 162,221,632
OTHER ASSETS & LIABILITIES, NET -  (0.3)% (521,029)
NET ASSETS - 100% $ 161,700,603
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $386,531.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.330% dated 7/31/25 to be repurchased at $2,075,250 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/15/41, valued at $2,116,551.

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 159,747,033 $ – $ – $ 159,747,033
Investments Purchased with Collateral from Securities
Lending 399,599 – – 399,599
Short-Term Investments:
Repurchase Agreements – 2,075,000 – 2,075,000
Total $ 160,146,632 $ 2,075,000 $ – $ 162,221,632

Portfolio of Investments July 31, 2025
Small Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
267388293 COMMON STOCKS - 99 .8% 267388293
AUTOMOBILES & COMPONENTS - 1.0%
87,297 Standard Motor Products Inc $ 2,650,337
TOTAL AUTOMOBILES & COMPONENTS 2,650,337
BANKS - 19.3%
87,352 Ameris Bancorp 5,970,509
82,711 Banner Corp 5,134,285
86,510 Cathay General Bancorp 3,911,982
177,661 ConnectOne Bancorp Inc 4,091,533
47,244 First Interstate BancSystem Inc, Class A 1,360,155
125,697 First Merchants Corp 4,791,570
239,440 OceanFirst Financial Corp 4,017,803
225,053 Old Second Bancorp Inc 3,819,149
48,590 Pinnacle Financial Partners Inc 4,270,575
56,114 Preferred Bank/Los Angeles CA 5,096,274
43,827 UMB Financial Corp 4,820,532
35,097 Wintrust Financial Corp 4,491,714
TOTAL BANKS 51,776,081
CAPITAL GOODS - 9.9%
31,415 Boise Cascade Co 2,632,891
41,719 EnerSys 3,853,584
17,914 ESCO Technologies Inc 3,469,942
405,942 (a) Hillman Solutions Corp 3,202,883
206,511 (a) Resideo Technologies Inc 5,637,750
316,176 (a) Stratasys Ltd 3,424,186
20,766 WESCO International Inc 4,297,731
TOTAL CAPITAL GOODS 26,518,967
COMMERCIAL & PROFESSIONAL SERVICES - 6.0%
164,137 Deluxe Corp 2,642,606
51,881 Korn Ferry 3,676,806
47,366 (a) Willdan Group Inc 4,040,320
75,097 (a) WNS Holdings Ltd 5,616,505
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,976,237
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.2%
7,523 Group 1 Automotive Inc 3,100,604
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,100,604
CONSUMER DURABLES & APPAREL - 3.8%
117,121 La-Z-Boy Inc 4,212,842
26,550 (a) M/I Homes Inc 3,191,045
33,569 Whirlpool Corp 2,787,570
TOTAL CONSUMER DURABLES & APPAREL 10,191,457
CONSUMER SERVICES - 1.3%
26,939 (a) Stride Inc 3,454,388
TOTAL CONSUMER SERVICES 3,454,388
ENERGY - 5.9%
128,516 (a) CNX Resources Corp 3,895,320
193,183 Magnolia Oil & Gas Corp, Class A 4,601,619
46,025 Matador Resources Co 2,295,727
115,382 Northern Oil & Gas Inc 3,249,157
305,355 (a) ProPetro Holding Corp 1,636,703
TOTAL ENERGY 15,678,526
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.5%
186,406 Apple Hospitality REIT Inc 2,190,270
45,342 Centerspace 2,467,965
138,552 COPT Defense Properties 3,779,699
51,206 EPR Properties 2,818,378
97,321 Getty Realty Corp 2,704,551
438,414 LXP Industrial Trust 3,402,093

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
80,809 STAG Industrial Inc $ 2,774,173
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 20,137,129
FINANCIAL SERVICES - 7.2%
308,882 Ladder Capital Corp 3,372,992
67,418 OneMain Holdings Inc 3,896,086
14,341 Piper Sandler Cos 4,522,004
102,399 Radian Group Inc 3,339,231
37,321 Stifel Financial Corp 4,259,073
TOTAL FINANCIAL SERVICES 19,389,386
FOOD, BEVERAGE & TOBACCO - 0.9%
85,024 Primo Brands Corp 2,347,513
TOTAL FOOD, BEVERAGE & TOBACCO 2,347,513
HEALTH CARE EQUIPMENT & SERVICES - 3.0%
38,851 (a) Acadia Healthcare Co Inc 845,786
23,646 (a) Addus HomeCare Corp 2,524,920
52,491 (a) Enovis Corp 1,406,759
115,638 (a) Option Care Health Inc 3,393,975
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,171,440
INSURANCE - 6.1%
65,720 (a) Ategrity Specialty Holdings LLC 1,313,086
149,106 (a) Hamilton Insurance Group Ltd, Class B 3,204,288
75,514 Kemper Corp 4,650,907
13,867 Primerica Inc 3,683,491
54,146 Stewart Information Services Corp 3,515,700
TOTAL INSURANCE 16,367,472
MATERIALS - 4.6%
79,784 Commercial Metals Co 4,137,598
234,132 (a) Ecovyst Inc 2,015,876
29,133 (a) Knife River Corp 2,402,890
66,346 Minerals Technologies Inc 3,858,020
TOTAL MATERIALS 12,414,384
MEDIA & ENTERTAINMENT - 1.9%
150,030 (a) Magnite Inc 3,452,190
54,658 (a) Ziff Davis Inc 1,700,957
TOTAL MEDIA & ENTERTAINMENT 5,153,147
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.9%
103,592 (a) Alkermes PLC 2,744,152
46,019 (a) Exelixis Inc 1,666,808
72,220 (a),(b) Immunovant Inc 1,161,297
13,741 (a) Krystal Biotech Inc 2,114,328
38,786 (a) Prestige Consumer Healthcare Inc 2,868,225
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,554,810
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
252,563 Kennedy-Wilson Holdings Inc 1,848,761
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,848,761
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
210,950 (a) MaxLinear Inc 3,337,229
106,335 (a) Veeco Instruments Inc 2,209,641
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,546,870
SOFTWARE & SERVICES - 4.3%
165,055 (a),(b) Cleanspark Inc 1,876,675
12,078 (a) Commvault Systems Inc 2,294,216
73,674 (a) I3 Verticals Inc, Class A 2,061,399
153,802 OneSpan Inc 2,268,579
35,690 (a) Q2 Holdings Inc 2,898,028
TOTAL SOFTWARE & SERVICES 11,398,897

Portfolio of Investments July 31, 2025
(continued)
Small Cap Value

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
63,732 Crane NXT Co $ 3,781,857
176,072 (a) Harmonic Inc 1,498,373
28,133 (a) Plexus Corp 3,586,957
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,867,187
TRANSPORTATION - 1.0%
105,464 Schneider National Inc, Class B 2,578,595
TOTAL TRANSPORTATION 2,578,595
UTILITIES - 4.9%
63,494 Black Hills Corp 3,668,683
30,993 ONE Gas Inc 2,253,191
48,364 Otter Tail Corp 3,732,734
48,496 Spire Inc 3,611,497
TOTAL UTILITIES 13,266,105
TOTAL COMMON STOCKS
(Cost $205,279,675) 267,388,293
TOTAL LONG-TERM INVESTMENTS
(Cost $205,279,675) 267,388,293
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
2,027,632 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .320% (d) 2,027,632
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,027,632) 2,027,632
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
900,000 REPURCHASE AGREEMENTS - 0 .3% 900,000
$ 900,000 (e) Fixed Income Clearing Corporation 4 .330 08/01/25 900,000
TOTAL REPURCHASE AGREEMENTS
(Cost $900,000) 900,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $900,000) 900,000
TOTAL INVESTMENTS - 100 .9%
(Cost $ 208,207,307 ) 270,315,925
OTHER ASSETS & LIABILITIES, NET -  (0.9)% (2,328,307)
NET ASSETS - 100% $ 267,987,618
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,958,403.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.330% dated 7/31/25 to be repurchased at $900,108 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/15/41, valued at $918,002.

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 267,388,293 $ – $ – $ 267,388,293
Investments Purchased with Collateral from Securities
Lending 2,027,632 – – 2,027,632
Short-Term Investments:
Repurchase Agreements – 900,000 – 900,000
Total $ 269,415,925 $ 900,000 $ – $ 270,315,925

Portfolio of Investments July 31, 2025
Small/Mid Cap Growth Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
172122615 COMMON STOCKS - 99 .9% 172122615
AUTOMOBILES & COMPONENTS - 2.1%
11,058 (a) Modine Manufacturing Co $ 1,487,965
22,843 Patrick Industries Inc 2,221,253
TOTAL AUTOMOBILES & COMPONENTS 3,709,218
BANKS - 0.6%
11,517 Pinnacle Financial Partners Inc 1,012,229
TOTAL BANKS 1,012,229
CAPITAL GOODS - 15.2%
30,860 AAON Inc 2,576,810
10,874 (a) AeroVironment Inc 2,910,317
10,679 Applied Industrial Technologies Inc 2,899,349
4,684 EMCOR Group Inc 2,939,163
12,394 ESCO Technologies Inc 2,400,718
9,201 FTAI Aviation Ltd 1,266,150
12,858 (a) MasTec Inc 2,432,862
63,044 (a) Rocket Lab Corp 2,894,980
16,916 (a) SPX Technologies Inc 3,085,309
43,203 (a) Trex Co Inc 2,775,361
TOTAL CAPITAL GOODS 26,181,019
COMMERCIAL & PROFESSIONAL SERVICES - 4.4%
114,460 (a) ACV Auctions Inc, Class A 1,626,477
26,589 (a) CBIZ Inc 1,625,120
54,494 (a) ExlService Holdings Inc 2,366,674
37,634 GFL Environmental Inc 1,894,495
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,512,766
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
15,905 (a) Boot Barn Holdings Inc 2,734,070
16,269 (a) Ollie's Bargain Outlet Holdings Inc 2,222,833
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,956,903
CONSUMER DURABLES & APPAREL - 1.7%
40,275 Somnigroup International Inc 2,915,105
TOTAL CONSUMER DURABLES & APPAREL 2,915,105
CONSUMER SERVICES - 7.4%
4,753 (a) Duolingo Inc 1,647,152
30,865 (a) Dutch Bros Inc, Class A 1,829,369
42,624 Red Rock Resorts Inc, Class A 2,614,982
15,715 Texas Roadhouse Inc 2,909,318
9,844 Wingstop Inc 3,714,535
TOTAL CONSUMER SERVICES 12,715,356
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
4,347 Casey's General Stores Inc 2,261,005
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,261,005
ENERGY - 2.3%
32,444 Matador Resources Co 1,618,307
165,966 Permian Resources Corp 2,350,078
TOTAL ENERGY 3,968,385
FINANCIAL SERVICES - 9.5%
58,166 Equitable Holdings Inc 2,986,824
7,097 Evercore Inc, Class A 2,137,191
22,935 FirstCash Holdings Inc 3,057,006
12,350 Houlihan Lokey Inc 2,354,651
7,125 Piper Sandler Cos 2,246,655
28,666 (a) Toast Inc, Class A 1,400,048
26,518 (a) Upstart Holdings Inc 2,167,581
TOTAL FINANCIAL SERVICES 16,349,956

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO - 2.1%
58,988 Primo Brands Corp $ 1,628,659
51,515 (a) Vital Farms Inc 1,916,358
TOTAL FOOD, BEVERAGE & TOBACCO 3,545,017
HEALTH CARE EQUIPMENT & SERVICES - 13.2%
19,660 (a) Addus HomeCare Corp 2,099,295
12,322 Encompass Health Corp 1,356,775
15,201 Ensign Group Inc/The 2,280,150
23,361 (a) Globus Medical Inc, Class A 1,229,489
25,615 (a) Guardant Health Inc 1,049,703
27,297 (a) HealthEquity Inc 2,647,809
20,252 (a) Lantheus Holdings Inc 1,441,740
14,653 (a) Masimo Corp 2,253,485
26,738 (a) Merit Medical Systems Inc 2,268,987
10,762 (a) Penumbra Inc 2,714,930
28,185 (a) PROCEPT BioRobotics Corp 1,367,254
37,725 (a) RadNet Inc 2,064,689
TOTAL HEALTH CARE EQUIPMENT & SERVICES 22,774,306
INSURANCE - 2.7%
4,431 Kinsale Capital Group Inc 1,952,697
9,015 (a) Palomar Holdings Inc 1,194,397
29,768 (a) Skyward Specialty Insurance Group Inc 1,505,666
TOTAL INSURANCE 4,652,760
MATERIALS - 2.5%
11,933 Carpenter Technology Corp 2,975,971
16,679 (a) Knife River Corp 1,375,684
TOTAL MATERIALS 4,351,655
MEDIA & ENTERTAINMENT - 1.3%
94,680 (a) Magnite Inc 2,178,587
TOTAL MEDIA & ENTERTAINMENT 2,178,587
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
22,357 (a) Alkermes PLC 592,237
9,561 (a) Ascendis Pharma A/S, ADR, ADR 1,658,833
18,418 (a) Axsome Therapeutics Inc 1,867,217
22,303 (a) Bridgebio Pharma Inc 1,054,263
19,383 (a) Insmed Inc 2,079,408
9,499 (a) Krystal Biotech Inc 1,461,611
13,134 (a) MoonLake Immunotherapeutics 662,479
26,936 (a) Scholar Rock Holding Corp 997,979
20,055 (a) Ultragenyx Pharmaceutical Inc 547,903
4,276 (a) United Therapeutics Corp 1,174,617
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 12,096,547
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
37,552 (a) Ambiq Micro Inc 1,646,655
28,840 (a) Credo Technology Group Holding Ltd 3,217,102
14,765 (a) Impinj Inc 2,282,374
88,203 (a) Rigetti Computing Inc 1,278,943
58,475 (a) Semtech Corp 2,988,073
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,413,147
SOFTWARE & SERVICES - 11.3%
18,885 (a) Agilysys Inc 2,154,401
89,899 (a) Confluent Inc, Class A 1,593,460
14,547 (a) Descartes Systems Group Inc/The 1,538,491
52,413 (a) Dynatrace Inc 2,757,448
6,840 (a) Figma Inc, Class A 790,020
10,000 (a) Guidewire Software Inc 2,262,200
76,958 (a) nCino OpCo Inc 2,149,052
18,577 (a) Rubrik Inc, Class A 1,763,886
53,291 (a) SailPoint Inc 1,190,521
83,358 (a) SentinelOne Inc, Class A 1,528,786

Portfolio of Investments July 31, 2025
(continued)
Small/Mid Cap Growth Opportunities

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
27,938 (a) Workiva Inc $ 1,783,282
TOTAL SOFTWARE & SERVICES 19,511,547
TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
10,238 Badger Meter Inc 1,932,525
18,885 (a) Itron Inc 2,351,938
7,925 Jabil Inc 1,768,622
17,768 (a) Lumentum Holdings Inc 1,955,901
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,008,986
TRANSPORTATION - 1.2%
16,694 (a) XPO Inc 2,008,121
TOTAL TRANSPORTATION 2,008,121
TOTAL COMMON STOCKS
(Cost $156,605,892) 172,122,615
TOTAL LONG-TERM INVESTMENTS
(Cost $156,605,892) 172,122,615
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
900,000 REPURCHASE AGREEMENTS - 0 .5% 900,000
$ 900,000 (b) Fixed Income Clearing Corporation 4 .330% 08/01/25 900,000
TOTAL REPURCHASE AGREEMENTS
(Cost $900,000) 900,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $900,000) 900,000
TOTAL INVESTMENTS - 100 .4%
(Cost $ 157,505,892 ) 173,022,615
OTHER ASSETS & LIABILITIES, NET -  (0.4)% (720,829)
NET ASSETS - 100% $ 172,301,786
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.330% dated 7/31/25 to be repurchased at $900,108 on 8/1/25, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 2/15/41, valued at $918,002.

Small/Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 172,122,615 $ – $ – $ 172,122,615
Short-Term Investments:
Repurchase Agreements – 900,000 – 900,000
Total $ 172,122,615 $ 900,000 $ – $ 173,022,615